Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Sector by Maturity
Commercial, and industrial	R$ 145,387,439	R$ 146,293,616	R$ 140,619,110
Real estate	39,720,713	36,515,352	34,808,681
Installment loans to individuals	160,036,668	137,287,593	110,512,978
Lease financing	2,111,840	1,836,629	1,888,444
Loans and advances to customers, gross	R$ 347,256,660	R$ 321,933,190	R$ 287,829,213
% of total
Debt Sector by Maturity
Commercial and industrial	41.87%	45.44%	48.85%
Real estate	11.44%	11.34%	12.09%
Installment loans to individuals	46.09%	42.64%	38.40%
Lease financing	0.61%	0.57%	0.66%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less than 1 year
Debt Sector by Maturity
Commercial, and industrial	R$ 102,083,249	R$ 109,802,828	R$ 103,377,571
Real estate	3,633,231	4,298,925	7,791,753
Installment loans to individuals	79,624,744	71,433,099	62,078,225
Lease financing	855,624	838,659	1,000,418
Loans and advances to customers, gross	R$ 186,196,848	R$ 186,373,511	R$ 174,247,967
Less than 1 year | % of total
Debt Sector by Maturity
Commercial and industrial	54.83%	58.92%	61.65%
Real estate	1.95%	2.31%	5.35%
Installment loans to individuals	42.76%	38.33%	32.29%
Lease financing	0.46%	0.45%	0.71%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 and 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 39,408,727	R$ 32,538,999	R$ 31,262,492
Real estate	8,145,568	7,964,308	10,970,004
Installment loans to individuals	69,034,596	57,808,600	39,393,699
Lease financing	1,252,673	997,644	886,833
Loans and advances to customers, gross	R$ 117,841,564	R$ 99,309,551	R$ 82,513,028
Between 1 and 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	33.44%	32.77%	37.90%
Real estate	6.91%	8.02%	13.29%
Installment loans to individuals	58.58%	58.21%	47.74%
Lease financing	1.06%	1.00%	1.07%
Loans and advances to customers, gross	100.00%	100.00%	99.99%
More than 5 years
Debt Sector by Maturity
Commercial, and industrial	R$ 3,895,463	R$ 3,951,789	R$ 5,979,047
Real estate	27,941,913	24,252,119	16,046,924
Installment loans to individuals	11,377,328	8,045,894	9,041,054
Lease financing	3,543	326	1,193
Loans and advances to customers, gross	R$ 43,218,247	R$ 36,250,128	R$ 31,068,218
More than 5 years | % of total
Debt Sector by Maturity
Commercial and industrial	9.01%	10.90%	19.25%
Real estate	64.65%	66.90%	51.65%
Installment loans to individuals	26.33%	22.20%	29.10%
Lease financing	0.01%	0.00%	0.00%
Loans and advances to customers, gross	100.00%	100.00%	100.00%